Summary of Significant Accounting Policies (Details) - Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition - Vaso Corporation and Subsidaries [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	$ 81,024	$ 79,294
IT Segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	40,371	40,100
Professional sales service segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	37,820	36,621
Equipment segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	2,833	2,573
Network Services
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	35,673	35,833
Network Services | IT Segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	35,673	35,833
Network Services | Professional sales service segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition
Network Services | Equipment segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition
Software Sales and Support
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	4,698	4,267
Software Sales and Support | IT Segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	4,698	4,267
Software Sales and Support | Professional sales service segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition
Software Sales and Support | Equipment segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition
Commissions
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	37,820	36,621
Commissions | IT Segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition
Commissions | Professional sales service segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	37,820	36,621
Commissions | Equipment segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition
Medical Equipment Sales
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	2,708	2,450
Medical Equipment Sales | IT Segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition
Medical Equipment Sales | Professional sales service segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition
Medical Equipment Sales | Equipment segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	2,708	2,450
Medical Equipment Service
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	125	123
Medical Equipment Service | IT Segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition
Medical Equipment Service | Professional sales service segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition
Medical Equipment Service | Equipment segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	125	123
Revenue Recognized Over Time [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	37,823	37,414
Revenue Recognized Over Time [Member] | IT Segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	37,223	37,089
Revenue Recognized Over Time [Member] | Professional sales service segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition
Revenue Recognized Over Time [Member] | Equipment segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	600	325
Revenue Recognized at a Point in Time [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	43,201	41,880
Revenue Recognized at a Point in Time [Member] | IT Segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	3,148	3,011
Revenue Recognized at a Point in Time [Member] | Professional sales service segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	37,820	36,621
Revenue Recognized at a Point in Time [Member] | Equipment segment [Member]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition [Line Items]
Revenue recognition	$ 2,233	$ 2,248